UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2013

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ruth A. Benben
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Ruth A. Benben  Milwaukee, Wisconsin  April 3, 2013

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$341,460

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES TR DJ US ENERGY                         464287796      237  5251.00 SH       SOLE                  5251.00
A T & T INC NEW                com              00206R102      296  8071.00 SH       SOLE                  8071.00
ADOBE SYSTEMS INC              com              00724f101     9248 212520.00SH       SOLE                212520.00
AMETEK INC NEW                 com              031100100    12157 280381.50SH       SOLE                280381.50
ANSYS INC                      com              03662q105    10661 130932.50SH       SOLE                130932.50
APOLLO GROUP INC CL A          com              037604105      267 15361.00 SH       SOLE                 15361.00
AUTO DATA PROCESSING           com              053015103     2134 32809.00 SH       SOLE                 32809.00
BALCHEM CORP                   com              057665200     7211 164110.50SH       SOLE                164110.50
BB&T CORPORATION               com              054937107     8741 278455.00SH       SOLE                278455.00
BERKSHIRE HATHAWAY B NEW CLASS com              084670702      292  2800.00 SH       SOLE                  2800.00
C H ROBINSON WORLDWD NEW       com              12541w209     6228 104746.56SH       SOLE                104746.56
CERNER CORP                    com              156782104     8610 90876.00 SH       SOLE                 90876.00
CHURCH & DWIGHT CO INC         com              171340102     7562 117000.00SH       SOLE                117000.00
CISCO SYSTEMS INC              com              17275r102      210 10060.00 SH       SOLE                 10060.00
COVANCE INC                    com              222816100     8739 117584.50SH       SOLE                117584.50
DANAHER CORP DEL               com              235851102    12431 200018.05SH       SOLE                200018.05
E M C CORP MASS                com              268648102     5695 238390.00SH       SOLE                238390.00
EBAY INC.                      com              278642103     6479 119490.00SH       SOLE                119490.00
ECOLAB INC                     com              278865100    11838 147646.70SH       SOLE                147646.70
ENTERPRISE PRD PRTNRS LP       com              293792107      205  3395.60 SH       SOLE                  3395.60
EXPEDITORS INTL WASH           com              302130109     5459 152796.50SH       SOLE                152796.50
EXXON MOBIL CORPORATION        com              30231g102     1042 11559.00 SH       SOLE                 11559.00
FASTENAL CO                    com              311900104     7673 149490.00SH       SOLE                149490.00
FISERV INC                     com              337738108    13228 150562.00SH       SOLE                150562.00
GENERAL ELECTRIC COMPANY       com              369604103      494 21364.00 SH       SOLE                 21364.00
GOOGLE INC CLASS A             com              38259p508     9184 11563.50 SH       SOLE                 11563.50
IDEXX LABS INC.                com              45168d104     5297 57333.00 SH       SOLE                 57333.00
ILLINOIS TOOL WORKS INC        com              452308109     9660 158513.15SH       SOLE                158513.15
JACOBS ENGINEERING GROUP       com              469814107    10679 189883.00SH       SOLE                189883.00
JOHNSON & JOHNSON              com              478160104     1314 16118.00 SH       SOLE                 16118.00
MICROSOFT CORP                 com              594918104     7592 265419.26SH       SOLE                265419.26
NBT BANCORP                    com              628778102      337 15211.00 SH       SOLE                 15211.00
NUANCE COMMUNICATIONS INC      com              67020y100     6331 313710.00SH       SOLE                313710.00
ORACLE CORPORATION             com              68389x105     9949 307737.49SH       SOLE                307737.49
PALL CORP                      com              696429307     5906 86380.00 SH       SOLE                 86380.00
PEPSICO INCORPORATED           com              713448108      846 10700.00 SH       SOLE                 10700.00
PFIZER INCORPORATED            com              717081103      548 19001.00 SH       SOLE                 19001.00
PRIVATEBANCORP INC             com              742962103     7708 408030.66SH       SOLE                408030.66
PROCTER & GAMBLE               com              742718109     1294 16796.00 SH       SOLE                 16796.00
PROTO LABS INC.                com              743713109     3245 66090.00 SH       SOLE                 66090.00
QUALCOMM INC                   com              747525103     9381 140134.90SH       SOLE                140134.90
RESMED INC                     com              761152107    10949 236165.00SH       SOLE                236165.00
ROVI CORPORATION               com              779376102     3895 181905.00SH       SOLE                181905.00
SCHLUMBERGER LTD F             com              806857108     7185 95936.86 SH       SOLE                 95936.86
STARBUCKS CORP                 com              855244109     9228 162034.50SH       SOLE                162034.50
STERICYCLE INC                 com              858912108    10600 99833.00 SH       SOLE                 99833.00
STRATASYS LTD.                 com              m85548101     7011 94468.00 SH       SOLE                 94468.00
STRYKER CORP                   com              863667101     7606 116591.08SH       SOLE                116591.08
SYSCO CORPORATION              com              871829107      276  7835.00 SH       SOLE                  7835.00
T J X COS INC                  com              872540109     7050 150810.00SH       SOLE                150810.00
TARGET CORPORATION             com              87612e106    10250 149741.06SH       SOLE                149741.06
U S BANCORP DEL NEW            com              902973304     9418 277557.99SH       SOLE                277557.99
WALGREEN COMPANY               com              931422109    11663 244619.97SH       SOLE                244619.97
WATERS CORP                    com              941848103     9923 105664.00SH       SOLE                105664.00